Condensed Consolidated Statements of Cash Flows - SEK (kr) kr in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Operating activities
Operating loss	kr (209,844)	kr (159,398)	kr (418,210)	kr (310,179)	kr (524,456)
Adjustment for non-cash-items	14,104	10,217	19,171	15,224	66,676
Interest received	2		2		102
Interest paid	(5,437)	(55)	(10,846)	(209)	(5,432)
Income taxes paid	(2,930)	(993)	(2,930)	(993)	(3,949)
Cash flow used in operating activities before changes in working capital	(204,105)	(150,228)	(412,813)	(296,156)	(467,058)
Cash flow from changes in working capital
Cash flow from/(used in) changes in working capital	21,129	(17,318)	3,845	(29,067)	(5,470)
Cash flow used in operating activities	(225,234)	(132,910)	(416,658)	(267,089)	(461,588)
Cash flow used in investing activities
Cash flow used in investing activities	(139)	(18,568)	(2,790)	(18,767)	(24,340)
Financing activities
New share issue					324,000
Costs attributable to new share issue				(982)	(20,909)
Issuance of treasury shares	236		236
Repurchase of treasury shares	(236)		(236)
Exercise of warrants	1,932		63,644
Purchase of non-controlling interests		(366)		(10,283)	(49,303)
Contribution from non-controlling interests				2,282	2,282
New borrowings	236,462		236,462		199,524
Costs attributable to new loans					(14,857)
Repayment of lease liabilities	(2,527)	(351)	(4,185)	(1,361)	(5,575)
Cash flow from/(used in) financing activities	235,867	(717)	295,922	(10,344)	435,162
Net increase/(decrease) in cash	10,494	(152,195)	(123,526)	(296,200)	(50,766)
Cash at the beginning of the period	825,408	867,346	955,507	996,304	996,304
Net foreign exchange gains/(loss) on cash	10,897	(5,845)	14,818	9,202	9,969
Cash at the end of the period	kr 846,799	kr 709,306	kr 846,799	kr 709,306	kr 955,507